Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Voyage and vessel	$ 30,191	$ 32,076
Corporate accruals	583	476
Interest	1,177	1,976
Payroll and benefits (note 14c)	11,764	12,941
Accrued liabilities	$ 43,715	$ 47,469